TAXES ON INCOME - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Income Tax Examination [Line Items]
Statutory tax rate	23.00%	23.00%	23.00%
Federal and state income taxes rate	25.26%
Tax loss carry-forwards	$ 237,607
Tax loss carry-forwards that have no expiration date	168,852
Accrued interest related to income tax uncertainties	$ 16,678	$ 62,487
The election | 2017 and thereafter
Income Tax Examination [Line Items]
Statutory tax rate	6.00%
Income not eligible for Preferred Enterprise benefits
Income Tax Examination [Line Items]
Statutory tax rate	23.00%	23.00%	23.00%
Encouragement of Industry
Income Tax Examination [Line Items]
Number of annual installments for deduction of public offering expenses | installment	3
Amortization period of purchased know-how and patents	8 years
Non-Israeli Subsidiaries
Income Tax Examination [Line Items]
Undistributed earnings	$ 1,665
Unrecognized deferred tax liability	$ 230